EMPLOYEE POST-RETIREMENT BENEFITS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	12 years	12 years	12 years
Amount expensed for the Savings Plan and DC Plans	24	23	21
Total cash payments for employee post-retirement benefits, consisting of cash contributed by the company to the DB Plans and other benefit plans	114	93	127
Change in Plan Assets
Plan assets at fair value - beginning of year	1,685
Plan assets at fair value - end of year	1,857	1,685
Amounts recognized in the Balance Sheet
Intangible and Other Assets	11
Other Long-Term Liabilities	(482)	(321)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Expected average remaining service life of employees over which past service costs are amortized	9 years	8 years	8 years
Change in Benefit Obligation
Benefit obligation - beginning of year	1,836	1,622
Service cost	66	54	50
Interest cost	94	91	89
Employee contributions	4	4
Benefits paid	(79)	(71)
Actuarial loss	227	131
Foreign exchange rate changes	(6)	5
Benefit obligation - end of year	2,142	1,836	1,622
Change in Plan Assets
Plan assets at fair value - beginning of year	1,656	1,636
Actual return on plan assets	165	21
Employer contributions	83	62
Employee contributions	4	4
Benefits paid	(79)	(71)
Foreign exchange rate changes	(4)	4
Plan assets at fair value - end of year	1,825	1,656	1,636
Funded Status - Plan Deficit	(317)	(180)
Amounts recognized in the Balance Sheet
Other Long-Term Liabilities	(317)	(180)
Total	(317)	(180)
Pension Benefit Plans | Canadian
Employee post-retirement benefits
Letter of credit to the canadian DB Plan	48	27
Amount outstanding under letters of credit to the canadian DB Plan	75
Other Post-Retirement Benefit Plans
Change in Benefit Obligation
Benefit obligation - beginning of year	170	159
Service cost	2	2	2
Interest cost	8	9	9
Employee contributions	1	1
Benefits paid	(9)	(9)
Actuarial loss	16	7
Foreign exchange rate changes	(2)	1
Benefit obligation - end of year	186	170	159
Change in Plan Assets
Plan assets at fair value - beginning of year	29	29
Actual return on plan assets	4
Employer contributions	7	8
Employee contributions	1	1
Benefits paid	(9)	(9)
Plan assets at fair value - end of year	32	29	29
Funded Status - Plan Deficit	(154)	(141)
Amounts recognized in the Balance Sheet
Intangible and Other Assets	11
Other Long-Term Liabilities	(165)	(141)
Total	(154)	(141)